Mineral Properties (Details) - Schedule of mineral properties	9 Months Ended
Oct. 31, 2021 USD ($)
Schedule of mineral properties [Abstract]
Balance beginning
Pursuant to asset purchase agreement	327,690
Common shares issued to finder	323,913
Balance ending	$ 651,603